Consolidated Balance Sheets (Q1) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Debt securities, amortized cost	$ 125,274	$ 127,119	$ 150,732
Equity securities, amortized cost	$ 2,369	$ 1,905	$ 10,972
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	12,215,849	12,215,849	9,707,817
Common stock, shares outstanding (in shares)	12,215,849	12,215,849	9,707,817